IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Narrative (Details)			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 09, 2017 USD ($)	Mar. 28, 2017 USD ($)	Jun. 30, 2018 USD ($) Rate	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2018 USD ($) $ / pound $ / ounce Rate	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ 900,000,000	$ (212,000,000)
Estimated change in WACC (as percent)								1.00%
Cerro Casale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of loss)					$ (1,120,000,000)
Implied fair value from consideration received in deconsolidation		$ 1,200,000,000
Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ 746,000,000
Goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								154,000,000	0
Bulyanhulu | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ 0	740,000,000
Veladero[Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Duty on export | Rate								12.00%
Capped price per USD export								$ 4.00
Veladero[Member] | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								246,000,000	0
Gains (losses) on subsequent increase in fair value less costs to sell not in excess of recognised cumulative impairment loss or write-down to fair value less costs to sell								674,000,000
Veladero[Member] | Goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ 154,000,000	0
Percentage of entity's revenue | Rate								1.50%
Lagunas Norte | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current measurement of fair value less costs of disposal | Rate								3.80%
Impairment (reversals) charges								$ 405,000,000	3,000,000
Gains (losses) on subsequent increase in fair value less costs to sell not in excess of recognised cumulative impairment loss or write-down to fair value less costs to sell								150,000,000
Estimated gold price								1,200
Lagunas Norte | Inventories [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								166,000,000
Estimated gold price								1,250
Pascua-Lama | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								(7,000,000)	407,000,000
Pascua-Lama | Non-current assets | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges				$ (429,000,000)
Recoverable amount								850,000,000
Lumwana [Member] | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ 0	$ (259,000,000)
Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / pound								0.25
Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce								100
Estimated change in WACC (as percent)								1.00%
Gold[member] | Veladero
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce								100
Lumwana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Change in royalty rate | Rate								1.50%
Duty on export | Rate								5.00%
Royalty tax rate | Rate								10.00%
Lumwana [Member] | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges				(259,000,000)
Recoverable amount								$ 747,000,000
Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current measurement of fair value less costs of disposal | Rate								11.00%
Proportion of ownership interest in subsidiary								63.90%
Acacia Mining PLC | Bulyanhulu | Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges				$ (740,000,000)				$ 0
Recoverable amount								$ 600,000,000
Recoverable amount of asset or cash generating unit, percent of asset basis								100.00%
Pueblo Viejo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interest in subsidiary								60.00%
Cerro Casale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interest sold	25.00%	25.00%						25.00%
Proportion of ownership in joint operation	50.00%							50.00%
Implied fair value from consideration received in deconsolidation	$ 1,200,000,000
Proportion of ownership interest in subsidiary	50.00%
Minimum | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current measurement of fair value less costs of disposal				3.00%		3.00%		3.00%	3.00%
Maximum | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current measurement of fair value less costs of disposal				6.00%		6.00%		11.00%	6.00%
$100 Decrease in Gold Price | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ (139,000)
$100 Decrease in Gold Price | Gold[member] | Veladero
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								186,000,000
$100 Decrease in Gold Price | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								98
$100 Decrease in Gold Price | Pueblo Viejo | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								(791,000)
$100 Increase in Gold Price | Gold[member] | Veladero
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ (184,000,000)
$100 Increase in Gold Price | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in WACC (as percent) | Rate								1.00%
$100 Increase in Gold Price | Pueblo Viejo | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ 607,000
$0.25 decrease in copper [Member] | Lumwana [Member] | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								426,000,000
Cash-generating units | Bulyanhulu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value								588,000,000
Cash-generating units | Lumwana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value								735,000,000
Cash-generating units | Lagunas Norte
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value								0
Cash-generating units | Pueblo Viejo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value								2,863,000,000
Tax contingent liability | Tanzanian Revenue Authority Assessment | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Royalty tax rate						4.00%	6.00%
Clearing fee on minerals exported						1.00%
OreCorp [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			$ 24
Recoverable amount								$ 10
Proportion of ownership interest sold | Rate								51.00%
Future consideration to be received								$ 7
Net smelter royalty capped								$ 15
Proportion of ownership in joint operation | Rate								49.00%
Consideration paid (received)								$ 3
Kabanga [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			$ 30,000,000					(30,000,000)
Proportion of ownership interest in associate | Rate			50.00%
One percent decrease in WACC [Member] | Gold[member] | Veladero | Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								42,000,000
One percent decrease in WACC [Member] | Pueblo Viejo | Gold[member] | Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ 540,000,000		$ 0
One percent increase in WACC [Member] | Veladero[Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in WACC (as percent)								1.00%